Shareholder Fees - VIPFundsManagerFunds-ServiceService2ComboPRO	Apr. 30, 2025 USD ($)
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 40% Portfolio
Shareholder Fees:
(fees paid directly from your investment)